SCHEDULE OF INFORMATION RELATED TO STOCK WARRANTS (Details) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	May 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants Outstanding	2,959,092	2,959,092
Weighted Average Remaining Life In Years, Warrants Exercisable			5 years
Common stock - warrants	2,959,092	2,959,092	4,800
Warrant Exercise Price One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants Outstanding, Exercise Price	$ 10.00	$ 10.00
Number of Warrants Outstanding	1,550,000	1,550,000
Weighted Average Remaining Life In Years, Warrants Exercisable	1 year 4 months 24 days	1 year 7 months 6 days
Common stock - warrants	1,550,000	1,550,000
Warrant Exercise Price Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants Outstanding, Exercise Price	$ 13.00	$ 13.00
Number of Warrants Outstanding	1,409,092	1,409,092
Weighted Average Remaining Life In Years, Warrants Exercisable	3 years 10 months 24 days	4 years 1 month 6 days
Common stock - warrants	1,409,092	1,409,092